RELATED PARTY TRANSACTIONS (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current		$ 30,781	$ 0		$ 0	$ 30,781
Debt Conversion, Original Debt, Amount			$ 0	$ 0	$ 0	$ 600,000
Class of Warrant or Rights, Granted (in Shares)			2,447,830		2,396,732	2,717,258
Stock Issued During Period, Shares, New Issues (in Shares)					956,179	122,449
Interest Payable, Related Party, Current		123,089			$ 40,293	$ 123,089
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		0			56,667	0
Stock Issued During Period, Value, Other					65,000
Due to Other Related Parties, Classified, Current		0			11,250	$ 0
Board of Directors Chairman [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 228,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		93,061
Class of Warrant or Rights, Granted (in Shares)		46,531
Investor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)		61,225
Stock Issued During Period, Shares, New Issues (in Shares)		122,448
Proceeds from Issuance of Private Placement		$ 300,000
Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)	12,246
Stock Issued During Period, Shares, New Issues (in Shares)	24,490
Proceeds from Issuance of Private Placement	$ 60,000
Extinguishment of Debt, Amount					$ 87,500
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)					34,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures					$ 85,000
Shares Issued, Price Per Share (in Dollars per share)					$ 2.50
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 56,667
President and Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)						53,830
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 2.61				$ 2.61
Warrants, Term of Warrants						5 years
Settlement of Related Party Debt [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)					$ 2.50
Stock Issued During Period, Shares, Other (in Shares)					26,000
Stock Issued During Period, Value, Other					$ 65,000